CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts	$ 14,980	$ 22,761
Accounts receivable, net of allowances for doubtful accounts, due from related parties	111,637	99,897
Deferred revenue from related parties	$ 14,748	$ 10,434
Ordinary shares, par value (in dollars per share)	$ 0.133	$ 0.133
Ordinary shares, shares authorized (in shares)	150,000	150,000
Ordinary shares, shares issued (in shares)	79,115	67,605
Ordinary shares, shares outstanding (in shares)	69,841	60,034
Treasury stock (in shares)	9,275	7,571
Current liabilities
Current liabilities	$ 1,383,447	$ 391,515
Long-term liabilities
Long-term liabilities	101,724	890,543
Consolidated VIEs without recourse to the primary beneficiaries
Current liabilities
Current liabilities	378,203	223,795
Long-term liabilities
Long-term liabilities	$ 23,379	$ 3,138